Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 405,940,211	¥ 397,820,570	¥ 382,177,876
Total liabilities	386,690,473	379,303,483
Noncontrolling interests	964,252	841,350
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	1,267,638	1,377,569	414,561
Equity Method Investees Other than Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Net loans	20,315,000	21,053,000
Total assets	40,852,000	40,549,000
Deposits	13,742,000	15,138,000
Total liabilities	32,900,000	33,291,000
Noncontrolling interests	93,000	87,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,998,000	1,820,000	1,428,000
Total interest expense	775,000	782,000	519,000
Net interest income	1,223,000	1,038,000	909,000
Provision for credit losses	366,000	291,000	245,000
Income before income tax expense	838,000	698,000	615,000
Net income applicable to Morgan Stanley	¥ 704,000	¥ 596,000	¥ 497,000